Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating Activities
Net income	$ 2,360	$ 1,766	$ 3,546	$ 3,580
Items not requiring (providing) cash
Accretion of premiums and discounts on securities, net	36	0	(1)	(1)
Depreciation and amortization	476	453	918	819
Expense related to share based compensation plans	124	52	163	147
Expense related to ESOP	140	140
Provision for loan losses	129	50	100	301
Increase in value of bank-owned life insurance	(149)	(154)	(292)	(313)
Gain on sale of loans	(37)	(44)	(98)	(97)
Proceeds from sale of loans held for sale	1,800	2,050	4,522	4,548
(Gain) Loss on sale or write down of foreclosed assets	13	(4)	24	4
Amortization of mortgage servicing rights	15	3	6	12
Provision for losses on foreclosed real estate			20	6
Net change in accrued interest receivable and other assets	(838)	(1,464)	(153)	(37)
Net change in accrued expenses and other liabilities	(296)	501	1,038	(458)
Realized gains on sale of Great Lake Bankers Bank stock			0	(162)
Deferred income taxes			545	82
Originations of loans held for sale	(1,763)	(2,006)	(4,424)	(4,451)
Amortization of ESOP			280	231
Changes in
Other assets			(1,627)	(34)
Net cash provided by operating activities	2,010	1,343	4,567	4,177
Securities available for sale:
Maturities, prepayments and calls	0	1,249
Purchases	(41,403)	0	(12,248)	(42,000)
Proceeds from maturity of held-to-maturity securities			7,249	36,389
Net change in loans	(11,309)	(866)	(12,336)	(27,468)
Proceeds from sale of Great Lake Bankers Bank stock			0	208
Purchases of premises and equipment	(552)	(429)	(782)	(2,257)
Proceeds from sale of foreclosed assets	15	0	71	124
Net cash used in investing activities	(53,249)	(46)	(18,046)	(35,004)
Financing Activities
Net change in deposits	29,668	35,112	47,163	15,181
Proceeds of Federal Home Loan Bank advances			11,000	19,500
Net change in FHLB overnight borrowings	23,800	(19,500)
Repayments of long-term borrowings	(54)	(10,068)
Repayments of Federal Home Loan Bank advances			(40,833)	(6,175)
Net change in securities sold under repurchase agreements	1,261	3,596	1,692	3,701
Cash dividends paid on common stock	(1,443)	(1,194)
Cash dividends paid			(2,769)	(2,540)
Net cash provided by financing activities	53,232	7,946	16,253	29,667
Increase in Cash and Cash Equivalents	1,993	9,243	2,774	(1,160)
Cash and Cash Equivalents, Beginning of Period	14,315	11,541	11,541	12,701
Cash and Cash Equivalents, End of Period	16,308	20,784	14,315	11,541
Supplemental Cash Flows Information
Interest paid on deposits and borrowings	1,176	906	1,807	1,796
Federal income taxes paid	65	278	1,575	1,133
Supplemental Disclosure of Non-Cash Investing and Financing Activities
Transfers from loans to foreclosed assets held for sale	$ 250	$ 41	$ 149	$ 111